Screenvision Transaction	12 Months Ended
Dec. 31, 2014
Text Block [Abstract]
Screenvision Transaction

NOTE 11—SCREENVISION TRANSACTION

On October 14, 2010, the Company finalized the modification of its long-term exhibition agreement (the “Modified Exhibition Agreement”) with “Screenvision, the Company’s exclusive provider of on-screen advertising services. The Modified Exhibition Agreement extends the Company’s exhibition agreement with Screenvision, which was set to expire on July 1, 2012, for an additional 30 year term through July 1, 2042 (“Expiration Date”).

In connection with the Modified Exhibition Agreement, Carmike received a cash payment of $30,000 from Screenvision in January 2011. In addition, on October 14, 2010, Carmike received, for no additional consideration, Class C membership units representing, as of that date, approximately 20% of the issued and outstanding membership units of SV Holdco, LLC (“SV Holdco”). SV Holdco is a holding company that owns and operates the Screenvision business through a subsidiary entity. SV Holdco has elected to be taxed as a partnership for U.S. federal income tax purposes.

In September 2011, Carmike made a voluntary capital contribution of $718 to SV Holdco. The capital contribution was made to maintain Carmike’s relative ownership interest following an acquisition by Screenvision and additional capital contributions by other owners of SV Holdco. Carmike received Class A membership units representing less than 1% of the issued and outstanding membership units of SV Holdco in return for Carmike’s capital contribution.

As of December 31, 2014, Carmike held Class C and Class A membership units representing approximately 19% of the total issued and outstanding membership units of SV Holdco. As of December 31, 2014, the carrying value of Carmike’s ownership interest in Screenvision is $4,195 and is included in Investments in Unconsolidated Affiliates in the consolidated balance sheets. For book purposes, the Company has accounted for its investment in SV Holdco, LLC, a limited liability company for which separate accounts of each investor are maintained, as an equity method investment pursuant to ASC 970-323-25-6.

Carmike’s Class C membership units are intended to be treated as a “profits interest” in SV Holdco for U.S. federal income tax purposes and thus do not give Carmike an interest in the other members’ initial or subsequent capital contributions. As a profits interest, Carmike’s Class C membership units are designed to represent an equity interest in SV Holdco’s future profits and appreciation in assets beyond a defined threshold amount, which equaled $85,000 as of October 14, 2010. The $85,000 threshold amount represented the agreed upon value of initial capital contributions made by the members to SV Holdco and is subject to adjustment to account for future capital contributions made to SV Holdco. Accordingly, the threshold amount applicable to Carmike’s Class C membership units equaled $88,000 as of December 31, 2014.

The Company will also receive additional Class C membership units (“bonus units”), all of which will be subject to forfeiture, or may forfeit some of its initial Class C membership units, based upon changes in the Company’s future theatre and screen count. However, the Company will not forfeit more than 25% of the Class C membership units it received in October 2010, and the Company will not receive bonus units in excess of 33% of the Class C membership units it received in October 2010. Any bonus units and the initial Class C membership units subject to forfeiture will each become non-forfeitable on the Expiration Date, or upon the earlier occurrence of certain events, including (1) a change of control or liquidation of SV Holdco or (2) the consummation of an initial public offering of securities of SV Holdco. The Company’s Class C units in SV Holdco, LLC that are subject to forfeiture, and any bonus units that may be awarded in future periods, will not be recognized in its consolidated financial statements until such units become non-forfeitable. Upon recognition, the Company will record its investment in any additional Class C and bonus units and will recognize revenue equal the then estimated fair value of such units. The non-forfeitable ownership interest in SV Holdco was recorded at an estimated fair value of $6,555 using the Black Scholes Model. The Company has applied the equity method of accounting for the non-forfeitable units and began recording the related percentage of the earnings or losses of SV Holdco in its consolidated statement of operations since October 14, 2010. Carmike’s non-forfeitable Class C and Class A membership units represented approximately 15% of the total issued and outstanding membership units of SV Holdco as of December 31, 2014 and 2013.

For financial reporting purposes, the gains from both the $30,000 cash payment to the Company and its non-forfeitable membership units in SV Holdco ($36,555 in the aggregate) have been deferred and will be recognized as concessions and other revenue on a straight line basis over the remaining term of the Modified Exhibition Agreement. The Company has included in concessions and other revenue in its consolidated statement of operations amounts related to Screenvision of approximately $11,161, $10,214 and $9,259 for the years ended December 31, 2014, 2013 and 2012, respectively. The Company reclassifies certain amounts from Screenvision included in concessions and other revenue to earnings from unconsolidated affiliates. The amount reclassified is based on the Company’s non-forfeitable ownership percentage of SV Holdco membership units, represents an intercompany gain to the Company and totaled approximately $1,970, $1,804 and $1,634 for the years ended December 31, 2014, 2013 and 2012, respectively. The Company has included in accounts receivable in the consolidated balance sheets amounts due from Screenvision of $2,383 and $2,375 at December 31, 2014 and 2013, respectively.

A summary of changes in investments in unconsolidated affiliates and deferred revenue for the Company’s equity method investment in SV Holdco for the years ended December 31, 2014 and 2013 are as follows:

Investments in unconsolidated affiliates	SV Holdco
Balance at January 1, 2013	$6,740
Equity loss of SV Holdco	(552)

Balance at December 31, 2013	$6,188

Balance at January 1, 2014	$6,188
Equity loss of SV Holdco	(1,992)

Balance at December 31, 2014	$4,196

Deferred revenue	SV Holdco
Balance at January 1, 2013	$34,141
Amortization of up-front payment	(946)
Amortization of Class C units	(211)

Balance at December 31, 2013	$32,984

Balance at January 1, 2014	$32,984
Amortization of up-front payment	(946)
Amortization of Class C units	(211)

Balance at December 31, 2014	$31,827

On May 5, 2014, National CineMedia, Inc. (“NCM”) entered into a definitive merger agreement to acquire Screenvision, a subsidiary of SV Holdco, for $225,000 in cash and $150,000 of NCM’s common stock. If completed, the Company believes that this transaction will result in a gain on its investment in SV Holdco but is currently unable to estimate the impact of this transaction on its condensed consolidated financial statements.

On November 3, 2014, the Department of Justice filed an antitrust lawsuit seeking to prevent NCM’s acquisition of Screenvision. If NCM’s acquisition of Screenvision is not completed, there will be no impact on the Company’s ownership interest in Screenvision or its long-term exhibition agreement.